INTANGIBLE ASSETS - Intangible Assets (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
Website development	$ 4,500	$ 4,500
Accumulated amortization	(2,750)	(2,000)
Website, net	$ 1,750	$ 2,500